Intangible Assets - Narrative (Details)	1 Months Ended		3 Months Ended
	Apr. 30, 2017 USD ($) license	Jun. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
FCC upfront payment		$ 143,000,000
Licenses won | license	188
Aggregate purchase price of licenses	$ 329,000,000
Remaining payment made				$ 186,000,000
Goodwill
Loss on impairment			$ 370,000,000
Goodwill			$ 0